[INVESCO ICON]INVESCO FUNDS                     INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, Colorado 80237
                                                Tel: 800.525.8085
                                                www.invesco.com

                                                A MEMBER OF THE AMVESCAP GROUP

August 1, 2001



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:      INVESCO SECTOR FUNDS, INC.
         1933 ACT NO. 002-85905
         1940 ACT NO. 811-3826
         CIK NO. 0000725781

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933 (the "1933 Act") (submission type 497j), INVESCO Sector Funds, Inc. (the "Fund"), hereby submits for filing on EDGAR this certification that the definitive forms of its Investor Class, Institutional Class, Class C and Class K Prospectuses and its Statement of Additional Information for filing under Rule 497(j) do not differ from that contained in the Post-Effective Amendment No. 30 under the 1933 Act and Amendment No. 30 under the Investment Company Act of 1940 to the Fund's Registration Statement which was electronically filed pursuant to Rule 485(b) on July 26, 2001. This Post-Effective Amendment became effective July 31, 2001.

If you have any questions or comments, please contact Kim Springer at
(303)-930-6671 or the undersigned at (303) 930-6243.

Sincerely,


/s/ Tane T. Tyler
-----------------
Tane T. Tyler
Vice President and
Assistant General Counsel

TTT/db